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                    U.S. SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

1.   Name and address of issuer:

           Southland Separate Account A1
           5780 Powers Ferry Road
           Atlanta, GA 30327

2.   Name of each series or class of funds for which this notice is filed:

           Southland Separate Account A1 (File No. 33-89574)


3.   Investment Company Act File Number:

                                               811-8976

           Securities Act File Number:

                                               33-89574

4.   Last day of fiscal year for which this notice is filed:

                                               December 31

5. Check box if this notice is being file more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the closed of the fiscal year but before determination of the issuer's 24f-2 declaration:

                                               [_]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                                               Not Applicable
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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                               0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
                                               0

9.   Number and aggregate sale price of securities sold during the fiscal year:

                                               $ 13,063,792

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant or Rule 24f-2:

                                               $ 13,063,792


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                               $ 0

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities               $13,063,792
           sold during the fiscal year in
           reliance on Rule 24f-2 (from Item 10):

     (ii)  Aggregate price of shares issued in              $         0
           connection with dividend reinvestment
           plans (from Item 11, if applicable):

     (iii) Aggregate price of shares redeemed or            $         0
           repurchased during the fiscal year (if
           applicable):

     (iv)  Aggregate price of shares redeemed or            $         0
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           Rule 24e-2 (if applicable):

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     (v)   Net aggregate price of securities sold           $13,063,792
           and issued during the fiscal year in
           reliance on Rule 24f-2 [line (i), plus
           (ii), less line (iii), plus line (iv)]
           (if applicable):

     (vi)  Multiplier prescribed by Section 6(b)                .000295
           of the Securities Act of 1933 or other
           applicable law or regulation:

     (vii) Fee due [line (i) or line (v)                    $  3,853.82
           multiplied by line (vi)]:

13.  Check box if fees are being remitted to
     the Commission's lockbox depository as
     described in Section 3a of the
     Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a):                       [X]


     Date of mailing or wire transfer of
     filing fees to the Commission's lockbox
     depository:                                             February 26, 1998

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/: JAMES D. THOMPSON
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    James D. Thompson, President
    Southland Life Insurance Company, the Depositor of Southland Separate Account A1


Date:    February 27, 1998